UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
(Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

KIRR, MARBACH PARTNERS
VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2018 (UNAUDITED)

Number
of Shares		Value
	COMMON STOCKS - 99.8%

	Basic Materials - 6.4%
31,210	Innospec, Inc.	$1,927,529
23,837	LyondellBasell Industries NV - Class A	1,982,285
		3,909,814
	Communications - 10.2%
13,095	Alliance Data Systems Corp.	1,965,298
85,785	CenturyLink, Inc.	1,299,643
16,200	Liberty SiriusXM Group - Class A *	596,160
32,590	Liberty SiriusXM Group - Class C *	1,205,178
212,545	Nokia Corp. - ADR	1,237,012
		6,303,291
	Consumer Cyclical - 19.4%
2,800	AutoZone, Inc. *	2,347,352
28,180	Dave & Buster's Entertainment, Inc.	1,255,701
26,960	Dollar Tree, Inc. *	2,435,027
98,550	Extended Stay America, Inc.	1,527,525
27,225	KAR Auction Services, Inc.	1,299,177
12,277	Marriott Vacations Worldwide Corp.	865,651
44,510	Motorcar Parts of America, Inc. *	740,646
53,169	Spartan Motors, Inc.	384,412
17,775	Visteon Corp. *	1,071,477
		11,926,968
	Consumer Non Cyclical - 5.8%
8,260	Allergan plc	1,104,032
39,715	Mylan NV *	1,088,191
13,110	Zimmer Biomet Holdings, Inc.	1,359,769
		3,551,992
	Energy - 3.6%
24,615	KLX Energy Services Holdings, Inc. *	577,222
27,199	Marathon Petroleum Corp.	1,605,013
		2,182,235
	Financial - 19.4%
38,725	American International Group, Inc.	1,526,152
15,775	Aon plc	2,293,054
41,315	Colliers International Group, Inc.	2,273,978
42,175	Heritage Insurance Holdings, Inc.	620,816
1,916	Markel Corp. *	1,988,904
46,300	Synchrony Financial	1,086,198
52,825	Voya Financial, Inc.	2,120,395
		11,909,497

		Industrial - 17.6%
25,320		Arcosa, Inc. *	701,111
10,188		Canadian Pacific Railway Ltd.	1,809,592
20,195		Deluxe Corp.	776,296
32,455		EMCOR Group, Inc.	1,937,239
55,900		MasTec, Inc. *	2,267,304
18,293		WABCO Holdings, Inc. *	1,963,571
24,425		XPO Logistics, Inc. *	1,393,202
			10,848,315
		Technology - 14.0%
3,715		Broadcom, Inc.	944,650
37,170		Cognizant Technology Solutions Corp. - Class A	2,359,552
113,005		Conduent, Inc. *	1,201,243
20,055		DXC Technology Co.	1,066,324
22,410		Luxoft Holding, Inc. *	681,712
47,119		NCR Corp. *	1,087,507
97,215		Nuance Communications, Inc. *	1,286,154
			8,627,142
		Utilities - 3.4%
91,490		Vistra Energy Corp. *	2,094,206

		TOTAL COMMON STOCKS (Cost $46,383,680)	61,353,460

		SHORT-TERM INVESTMENT - 0.2%
		First American Government Obligations Fund - Class X, 2.36% **
155,990		(Cost $155,990)	155,990

		Total Investments (Cost $46,539,670) - 100.0%	61,509,450

		Other Assets and Liabilities, Net - 0.0%	(13,688)

		TOTAL NET ASSETS - 100.0%	$61,495,762

*		Non-income producing security.
**		Rate in effect as of December 31, 2018.
ADR	-	American Depositary Receipt

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2018, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$61,353,460	$-	$-	$61,353,460
Short-Term Investment	155,990	-	-	155,990
Total Investments	$61,509,450	$-	$-	$61,509,450

Refer to the Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title) /s/ Mark Foster
                                        Mark Foster, President

Date:  February 11, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Foster
                                         Mark Foster, President

Date:  February 11, 2019

By (Signature and Title)* /s/ Mickey Kim
                                          Mickey Kim, Treasurer

Date:  February 11, 2019